April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 0.5%
Transportation — 0.5%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	$770	$ 740,581
Pennsylvania — 139.5%
Corporate — 1.2%
Montgomery County Industrial Development Authority, Refunding RB, Series A, 4.10%, 04/01/53(a)	855	860,748
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	325	325,664
Series C, 5.25%, 12/01/37(a)	570	571,163
AMT, 5.50%, 11/01/44	135	134,141
		1,891,716
County/City/Special District/School District — 23.6%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,260	1,260,845
5.00%, 05/01/42	1,455	1,455,634
Altoona Area School District, GOL, Series A, (AGM SAW), 5.00%, 12/01/36	1,180	1,187,549
Bethlehem Area School District, GOL
Series A, (BAM SAW), 5.00%, 08/01/34	1,610	1,613,638
Series A, (BAM SAW), 5.00%, 08/01/35	1,210	1,212,769
Borough of West Chester Pennsylvania, Refunding GO, 3.50%, 11/15/35	1,095	1,018,156
Bristol Township School District, GOL, (BAM SAW), 5.00%, 06/01/42	1,685	1,700,186
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	655	609,473
4.75%, 03/01/50	1,500	1,313,950
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	1,360	1,388,392
City of Pittsburgh Pennsylvania, GO, 5.00%, 09/01/43	100	103,915
Coatesville School District, GOL, CAB(c)
Series A, (BAM SAW), 0.00%, 10/01/34	160	101,896
Series A, (BAM SAW), 0.00%, 10/01/35	1,435	885,884
Series A, (BAM SAW), 0.00%, 10/01/37	1,395	750,588
Coatesville School District, Refunding GOL, CAB(c)
Series B, (BAM SAW), 0.00%, 10/01/33	275	186,814
Series B, (BAM SAW), 0.00%, 10/01/34	550	350,267
Series C, (BAM SAW), 0.00%, 10/01/33	360	242,382
County of Allegheny Pennsylvania, GO, Series C-78, 4.00%, 11/01/45	3,440	3,074,458
Cumberland Valley School District, GOL, Series A, (BAM SAW), 5.00%, 12/01/53	1,300	1,318,338
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	925	965,310
AMT, 5.50%, 06/30/43	2,500	2,566,908
AMT, 6.00%, 06/30/61	1,305	1,363,405
School District of Philadelphia, GOL
Series A, (SAW), 5.00%, 09/01/44	1,000	1,008,353
Series A, (SAW), 5.50%, 09/01/48	2,500	2,626,652
Series D, (AGM SAW), 3.00%, 09/01/44	2,345	1,785,077
Security	Par (000)	Value
County/City/Special District/School District (continued)
Shaler Area School District, GO, (XLCA SAW), 0.00%, 09/01/30(c)	$6,145	$ 5,054,635
State Public School Building Authority, RB, (AGM SAW), 0.00%, 12/15/25(c)	1,770	1,735,151
		36,880,625
Education — 18.6%
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	430	397,952
5.00%, 10/01/49	430	368,713
Chester County Industrial Development Authority, RB, Sustainability Bonds, 4.00%, 12/01/51	3,600	3,133,053
Delaware County Authority, RB, 5.00%, 08/01/40	3,505	3,511,540
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 11/01/54	1,330	1,273,362
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,160	1,134,098
Pennsylvania Higher Education Assistance Agency, RB
Sub-Series 1C, AMT, 5.00%, 06/01/51	3,130	2,983,514
Series B, AMT, Subordinate, 3.13%, 06/01/48	350	238,386
Series B, AMT, Subordinate, 5.00%, 06/01/50	520	498,231
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/41	500	500,466
Series A, 5.00%, 11/01/31	845	866,763
Series A, (AGM), 4.00%, 05/01/50	4,645	3,933,083
Pennsylvania State University, RB, 5.25%, 09/01/54	1,285	1,357,503
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	240	230,971
5.00%, 06/15/39	335	316,185
4.00%, 12/01/48	3,300	2,930,297
5.00%, 06/15/49	935	809,674
5.00%, 06/15/50	575	520,143
5.25%, 11/01/52	1,355	1,387,235
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	300	292,544
Series A, 5.25%, 06/15/52	375	358,436
Swarthmore Borough Authority, Refunding RB, 5.00%, 09/15/47	1,950	2,028,631
		29,070,780
Health — 31.8%
Allegheny County Hospital Development Authority, RB
Series B, (NPFGC), 6.00%, 07/01/26	2,000	2,058,341
Series D2, 4.32%, 11/15/47(a)	1,040	1,020,160
Allegheny County Hospital Development Authority, Refunding RB, Series A, 4.00%, 04/01/37	1,700	1,613,249
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/52	1,000	964,145
Cumberland County Municipal Authority, Refunding RB
4.00%, 01/01/36	395	376,836
4.13%, 01/01/38	160	150,209
5.00%, 01/01/38	875	863,598
DuBois Hospital Authority, Refunding RB, (BAM-TCRS), 4.00%, 07/15/48	2,060	1,832,470
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	4,395	4,307,975
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	565	485,365
5.00%, 12/01/49	420	392,632
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/44	510	511,901

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health (continued)
Lancaster Municipal Authority, Refunding RB (continued)
Series A, 5.00%, 05/01/49	$385	$ 374,791
Series A, 5.00%, 12/01/55	550	529,142
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	665	563,639
Class B, 4.00%, 05/01/52	1,530	1,274,894
Class B, 05/01/57(d)	2,000	1,938,441
Montgomery County Industrial Development Authority, RB, Series C, 4.00%, 11/15/43	200	175,792
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	220	212,214
5.00%, 12/01/46	400	364,847
Northampton County General Purpose Authority, Refunding RB
5.00%, 08/15/46	1,000	984,884
Series A1, (AGM), 4.00%, 08/15/43	2,085	1,876,771
Series A1, 5.25%, 08/15/53	2,085	2,152,912
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 05/15/31	3,920	4,181,698
Series A-2, 4.00%, 05/15/53	1,020	855,830
Series B, 4.00%, 03/15/40	8,000	7,174,252
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 02/15/52	640	539,446
Series B, 5.00%, 03/15/50	2,705	2,718,385
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	1,600	1,238,879
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/49	2,380	2,130,221
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 01/01/27(e)	3,000	3,092,158
St. Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	1,255	1,260,887
Wayne County Hospital & Health Facilities Authority, RB, Series A, (GTD), 4.00%, 07/01/46	1,595	1,363,110
		49,580,074
Housing — 10.7%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 2.60%, 04/01/46	2,230	1,539,780
Series 145A, Sustainability Bonds, 4.60%, 10/01/44	2,120	2,074,176
Series 145A, Sustainability Bonds, 6.00%, 10/01/54	2,105	2,269,827
Series 146A, Sustainability Bonds, 4.13%, 10/01/39	1,000	954,327
Series 146A, Sustainability Bonds, 4.50%, 10/01/44	1,000	960,775
Series 148A, Sustainability Bonds, 4.80%, 10/01/55	2,320	2,320,224
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,000	1,021,139
Series 2022, Sustainability Bonds, 4.15%, 10/01/42	2,100	1,957,290
Philadelphia Authority for Industrial Development, RB, M/F Housing(f)(g)
Series A, 3.50%, 12/01/36	810	631,800
Series A, 4.00%, 12/01/46	2,970	2,316,600
Series A, 4.00%, 12/01/51	805	627,900
		16,673,838
Security	Par (000)	Value
State — 9.3%
Commonwealth of Pennsylvania, GO, 1st Series, Class B, 4.00%, 08/15/43	$1,855	$ 1,750,386
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 06/30/42	9,380	9,238,208
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	3,920	3,461,178
		14,449,772
Tobacco — 6.1%
Commonwealth Financing Authority, RB
5.00%, 06/01/34	4,175	4,266,081
5.00%, 06/01/35	1,295	1,322,537
(AGM), 4.00%, 06/01/39	4,300	3,961,495
		9,550,113
Transportation — 28.3%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGC), 5.25%, 01/01/39	880	932,190
Series A, AMT, (AGM), 5.50%, 01/01/53	500	516,712
Series A, AMT, 5.00%, 01/01/56	920	897,266
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
Series B, AMT, 5.00%, 07/01/35	700	705,937
Series B, AMT, 5.00%, 07/01/37	1,100	1,112,023
Series B, AMT, 5.00%, 07/01/47	3,500	3,470,041
Delaware River Joint Toll Bridge Commission, RB
5.00%, 07/01/42	610	620,205
5.00%, 07/01/47	1,500	1,511,824
Delaware River Port Authority, RB, 5.00%, 01/01/37	2,285	2,286,762
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.25%, 06/30/53	3,695	3,703,799
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/42	385	388,326
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,009,273
1st Series, Subordinate, 5.00%, 12/01/40	2,035	2,139,708
Series A, Subordinate, 3.00%, 12/01/42	1,400	1,106,880
Series A, Subordinate, 4.00%, 12/01/46	1,000	903,218
Series A, Subordinate, 4.00%, 12/01/49	2,000	1,727,319
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,198,908
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	1,385	1,219,212
Pennsylvania Turnpike Commission, RB, CAB(c)
Sub-Series A-3, (AGM), 0.00%, 12/01/40	1,975	929,930
Sub-Series A-3, 0.00%, 12/01/42	4,760	1,949,974
Pennsylvania Turnpike Commission, Refunding RB
1st Series, 5.00%, 12/01/43	860	905,528
Series B, 5.25%, 12/01/52	775	809,736
Series 2017-3, Subordinate, 5.00%, 12/01/40	2,345	2,377,291
Southeastern Pennsylvania Transportation Authority, RB, 5.25%, 06/01/52	10,305	10,701,605
		44,123,667
Utilities — 9.9%
Allegheny County Sanitary Authority, Refunding RB
4.00%, 12/01/49	485	430,100
5.25%, 12/01/55	645	668,775
Bucks County Water and Sewer Authority, RB, Series A, (AGM), 5.25%, 12/01/47	670	698,889
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,040	3,078,008
Series A, 5.25%, 10/01/52	810	813,992
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB (continued)
Series C, (AGC), 5.25%, 09/01/49	$1,500	$ 1,570,481
Series C, 5.50%, 06/01/52	1,900	1,974,764
Series C, (AGC), 5.25%, 09/01/54	500	518,144
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	1,240	1,195,389
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	1,195	884,399
Philadelphia Gas Works Co., Refunding RB, (AGC), 5.25%, 08/01/54	1,070	1,118,359
Pittsburgh Water & Sewer Authority, RB, Series A, 1st Lien, (AGC), 5.00%, 09/01/55	970	999,601
Westmoreland County Municipal Authority, RB, (AGC), 5.00%, 08/15/49	1,000	1,022,446
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	580	545,819
		15,519,166
Total Municipal Bonds in Pennsylvania		217,739,751
Puerto Rico — 3.1%
State — 3.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	261	240,531
Series A-1, Restructured, 5.00%, 07/01/58	31	29,459
Series A-2, Restructured, 4.78%, 07/01/58	46	42,033
Series A-2, Restructured, 4.33%, 07/01/40	125	117,221
Series B-1, Restructured, 4.75%, 07/01/53	208	189,177
Series B-1, Restructured, 5.00%, 07/01/58	3,258	3,096,066
Series B-2, Restructured, 4.78%, 07/01/58	274	251,207
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	2,591	830,630
Total Municipal Bonds in Puerto Rico		4,796,324
Wisconsin — 1.2%
Transportation — 1.2%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	850	872,714
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,000	1,029,135
Total Municipal Bonds in Wisconsin		1,901,849
Total Municipal Bonds — 144.3% (Cost: $233,674,886)		225,178,505
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Pennsylvania — 16.5%
Education — 7.1%
Pennsylvania Higher Educational Facilities Authority, RB, Series AR, 4.00%, 06/15/38	1,175	11,059,613
Security	Par (000)	Value
Housing — 4.6%
Pennsylvania Housing Finance Agency, RB, Sustainability Bonds, Series 147 A, 4.70%, 10/01/49(i)	$1,410	$ 1,376,434
Pennsylvania Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, Series 143A, 5.38%, 10/01/46	3,209	3,299,274
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Sustainability Bonds, Series 142-A, 5.00%, 10/01/50	2,538	2,554,980
		7,230,688
Utilities — 4.8%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 5.50%, 09/01/53	2,481	2,621,090
Philadelphia Gas Works Co., Refunding RB, 5.25%, 08/01/54(i)	4,648	4,857,898
		7,478,988
Total Municipal Bonds in Pennsylvania		25,769,289
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 16.5% (Cost: $26,166,393)		25,769,289
Total Investments — 160.8% (Cost: $259,841,279)		250,947,794
Other Assets Less Liabilities — 2.7%		4,285,528
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.7)%		(16,772,103)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (52.8)%		(82,407,235)
Net Assets Applicable to Common Shares — 100.0%		$ 156,053,984

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on August 1, 2032 to October 1, 2042, is $3,962,288.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares(a)	$ 5,575,065	$ —	$ (5,575,065)(b)	$ —	$ —	$ —	—	$ 79,431	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 225,178,505	$ —	$ 225,178,505
Municipal Bonds Transferred to Tender Option Bond Trusts	—	25,769,289	—	25,769,289
	$—	$250,947,794	$—	$250,947,794
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(16,646,288)	$—	$(16,646,288)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)
	$—	$(99,246,288)	$—	$(99,246,288)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
Portfolio Abbreviation (continued)
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Portfolio Abbreviation (continued)
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding